Stock-Based Compensation (Details 2) (Warrant, USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Warrant
Number of Warrants - Outstanding	1,758,542		0
Number of Warrants - Warrants issued to placement agents		248,542
Number of Warrants - Warrants issued to placement agent		1,400,000
Number of Warrants - Warrants issued to placement agent		110,000
Number of Warrants - Outstanding	1,758,542	1,758,542
Weighted Average Exercise Price - Outstanding	$ 0.31		$ 0
Weighted Average Exercise Price - Warrants issued to placement agents		$ 0.33
Weighted Average Exercise Price - Warrants issued to placement agent		$ 0
Weighted Average Exercise Price - Warrants issued to placement agent		$ 0.85
Weighted Average Exercise Price - Outstanding	$ 0.31	$ 0.31
Weighted Average Remaining Contractual Life - Outstanding			0 years
Weighted Average Remaining Contractual Life - Outstanding	3 years 10 months 24 days	4 years 1 month 6 days